Income Taxes (Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Income Taxes [Abstract]
Income tax benefit (expense)	$ (89)	$ (84)